Long-Term Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Long Term Investment [Abstract]
Schedule of ownership percentages of investee
	Ownership percentage
	March 31,	December 31,	Accounting
Name of related party	2022	2021	treatments
Braingenesis Biotechnology Co., Ltd.	0.17%	0.17%	Cost Method
Genepharm Biotech Corporation	0.70%	0.70%	Cost Method
BioHopeKing Corporation	5.90%	5.90%	Cost Method
BioFirst Corporation	15.99%	15.99%	Equity Method
Rgene Corporation	31.62%	31.62%	Equity Method

	Ownership percentage
	December 31,	December 31,	Accounting
Name of related party	2021	2020	treatments
Braingenesis Biotechnology Co., Ltd.	0.17%	0.17%	Cost Method
Genepharm Biotech Corporation	0.70%	0.70%	Cost Method
BioHopeKing Corporation	5.90%	5.90%	Cost Method
BioFirst Corporation	15.99%	15.99%	Equity Method
Rgene Corporation	31.62%	31.62%	Equity Method

Schedule of extent the investee relies
Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Collaborating with the Company to develop and commercialize drugs
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs

Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Loaned from the investee and provides research and development support service
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs

Schedule of long-term investment
	March 31, 2022	December 31, 2021
	(Unaudited)
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$7,698	$7,941
Genepharm Biotech Corporation	23,503	24,244
BioHopeKing Corporation	873,053	900,570
Sub total	904,254	932,755
Equity Method Investments, net
BioFirst Corporation	-	-
Rgene Corporation	-	-
Total	$904,254	$932,755

	December 31, 2021	December 31, 2020

Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$7,941	$7,853
Genepharm Biotech Corporation	24,244	23,974
BioHopeKing Corporation	900,570	890,564
Sub total	932,755	922,391
Equity Method Investments, net
BioFirst Corporation	-	268,336
Rgene Corporation	-	-
Total	$932,755	$1,190,727

Schedule of balance sheets
	March 31, 2022	December 31, 2021
	(Unaudited)
Current Assets	$2,147,097	$2,205,669
Non-current Assets	812,865	959,454
Current Liabilities	3,237,623	2,909,703
Non-current Liabilities	17,741	32,522
Stockholders’ Equity	(295,402)	222,898

	March 31, 2022	December 31, 2021
	(Unaudited)
Current Assets	$221,169	$73,452
Noncurrent Assets	355,420	374,423
Current Liabilities	2,164,077	1,934,786
Noncurrent Liabilities	-	-
Shareholders’ Deficit	(1,587,488)	(1,486,911)

	December 31, 2021	December 31, 2020

Current Assets	$2,205,669	$1,299,822
Noncurrent Assets	959,454	2,540,041
Current Liabilities	2,909,703	1,986,340
Noncurrent Liabilities	32,522	73,197
Stockholders’ Equity	222,898	1,780,326

	December 31, 2021	December 31, 2020

Current Assets	$73,452	$123,958
Noncurrent Assets	374,423	412,342
Current Liabilities	1,934,786	1,392,756
Noncurrent Liabilities	-	38,953
Shareholders’ Deficit	(1,486,911)	(895,409)

Schedule of statements of operation
	Three Months Ended March 31,
	2022	2021
	(Unaudited)
Net sales	$8,808	$12,339
Gross profit	6,133	7,080
Net loss	(498,940)	(220,855)
Share of losses from investments accounted for using the equity method	-	(47,791)

	Three Months Ended March 31,
	2022	2021
	(Unaudited)
Net sales	$-	$-
Gross Profit	-	-
Net loss	(149,480)	(95,395)
Share of loss from investments accounted for using the equity method	-	-

	Year Ended December 31,
	2021	2020

Net sales	$26,693	$257,235
Gross profit	8,348	10,121
Net loss	(2,276,892)	(5,401,074)
Share of losses from investments accounted for using the equity method	(269,844)	(1,168,733)

	Year Ended December 31,
	2021	2020

Net sales	$-	$16,595
Gross Profit	-	(335,735)
Net loss	(576,514)	(641,636)
Share of loss from investments accounted for using the equity method	-	-

Schedule of equity investments
	Three Months Ended March 31,
	2022	2021
	(Unaudited)
Share of equity method investee losses	$-	$(47,791)

	Year Ended December 31,
	2021	2020

Share of equity method investee losses	$(269,844)	$(1,168,733)